Schedule of Delinquent Participant Contributions - Schedule of Delinquent Participant Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	36-2090085
EBP, Plan Number	002
Participant Contribution Transferred Late to the Plan	$ 36
Contributions Not Corrected	$ 36